Capital structure and financial items - Distributions to shareholders - Distribution to shareholders (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Interim dividend for the year	kr 13,430	kr 9,613	kr 8,021
Dividend for prior year	18,337	15,690	13,496
Share repurchases for the year	29,924	24,086	19,447
Total distribution for the year	kr 61,691	kr 49,389	kr 40,964